INCOME TAXES (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Income Taxes [Abstract]
Current income tax	$ 46	$ 33	$ 140	$ 49
Deferred income tax	13	(3)	25	(30)
Income tax expense	$ 59	$ 30	$ 165	$ 19